Concentrations of Credit Risk (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 27, 2014	Dec. 28, 2013	Dec. 29, 2012
Total Credit Exposure To Any Single Counterparty [Member]
Concentration Risk [Line Items]
Concentration Risk, Credit Risk, Financial Instrument, Maximum Exposure	750
Sales Revenue, Net [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	46.00%	44.00%	43.00%
Accounts Receivable, Net [Member] | Accounts Receivable Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	43.00%	34.00%